Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Assets:
Cash and deposits with financial institutions	$ 59,041	$ 103,904	$ 46,720
Trading assets	123,754	121,485	127,488
Securities purchased under resale agreements and securities borrowed	126,460	131,166	131,178
Derivative financial instruments	55,632	64,617	38,119
Customers' liability under acceptances	15,963	22,668	13,896
Liabilities:
Deposits	767,993	797,690	733,390
Financial instruments designated at fair value through profit or loss	17,522	16,111	12,235
Acceptances	16,071	22,712	13,901
Obligations related to securities sold short	33,913	32,165	30,404
Derivative financial instruments	54,698	65,002	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,351	166,118	124,083
Subordinated debentures	7,336	7,484	7,252
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	59,041	103,904	46,720
Trading assets	123,754	121,485	127,488
Securities purchased under resale agreements and securities borrowed	126,460	131,166	131,178
Derivative financial instruments	55,632	64,617	38,119
Investment securities - fair value	86,449	86,120	60,514
Investment securities - amortized cost	36,116	33,482	21,845
Loans	613,351	625,186	592,483
Customers' liability under acceptances	15,963	22,668	13,896
Other financial assets	15,677	18,200	15,142
Liabilities:
Deposits	767,993	797,690	733,390
Financial instruments designated at fair value through profit or loss	17,522	16,111	12,235
Acceptances	16,071	22,712	13,901
Obligations related to securities sold short	33,913	32,165	30,404
Derivative financial instruments	54,698	65,002	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,351	166,118	124,083
Subordinated debentures	7,336	7,484	7,252
Other financial liabilities	43,866	41,913	37,713
At fair value [member]
Assets:
Cash and deposits with financial institutions	59,041	103,904	46,720
Trading assets	123,754	121,485	127,488
Securities purchased under resale agreements and securities borrowed	126,460	131,166	131,178
Derivative financial instruments	55,632	64,617	38,119
Investment securities - fair value	86,449	86,120	60,514
Investment securities - amortized cost	36,669	34,057	22,000
Loans	621,803	631,453	600,155
Customers' liability under acceptances	15,963	22,668	13,896
Other financial assets	15,677	18,200	15,142
Liabilities:
Deposits	772,815	800,282	735,270
Financial instruments designated at fair value through profit or loss	17,522	16,111	12,235
Acceptances	16,071	22,712	13,901
Obligations related to securities sold short	33,913	32,165	30,404
Derivative financial instruments	54,698	65,002	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,351	166,118	124,083
Subordinated debentures	7,831	7,701	7,553
Other financial liabilities	$ 44,818	$ 42,092	$ 38,338